ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

June 30, 2014

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re: AllianzGI Institutional Multi-Series Trust Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of AllianzGI Institutional Multi-Series Trust, a Massachusetts business trust (the “Trust”), we are today filing an Initial Registration Statement on Form N-1A (the “Registration Statement”) pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”). On June 11, 2014, we filed a Form N-8A pursuant to the 1940 Act on behalf of the Trust.

The filing includes private placement memorandums for the two initial series of the Trust as well as a combined statement of information for the Trust. In addition, the filing includes the exhibits to the Registration Statement, the signature page, and other information. It is intended that this Registration Statement become effective immediately upon filing in accordance with Section 8 of the 1940 Act. The Trust intends to commence sales of shares of the two initial series of the Trust beginning on or around July 1, 2014.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7774) or to George B. Raine (at 617-951-7556) of this firm.

Very truly yours,

/s/ James D. McGinnis, Esq.

James D. McGinnis, Esq.

June 30, 2014

cc:	Julian Sluyters

Thomas J. Fuccillo, Esq.

Debra Rubano, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.

Timothy F. Cormier, Esq.

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